S000031372 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	183 Months Ended	197 Months Ended	272 Months Ended	319 Months Ended	379 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Information Technology Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.50%		17.71%		21.81%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
C000184720 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.56%		19.05%		22.85%
Performance Inception Date				Mar. 01, 2017
C000253702 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.42%		18.70%		22.50%
Performance Inception Date		Oct. 02, 2024
C000097563 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.31%		17.23%		21.74%
Performance Inception Date										May 23, 1994
C000097563 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.95%		14.90%		19.19%
Performance Inception Date										May 23, 1994
C000097563 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.83%		13.35%		17.68%
Performance Inception Date										May 23, 1994
C000097565 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.06%		17.75%		21.55%
Performance Inception Date									May 27, 1999
C000097567 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.73%		18.33%		22.16%
Performance Inception Date								Apr. 30, 2003
C000097569 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.49%		18.99%		22.84%
Performance Inception Date							Aug. 03, 2009
C000097570 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.44%		18.93%		22.77%
Performance Inception Date						Sep. 27, 2010